EQUITY INVESTMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Balance at the beginning of the year	$ 427,399
Investment	109,700	$ 500,000
Share of loss	(33,591)	(72,600)
Net book value	503,509	427,399
Current assets	176,435,740	29,926,748
Current liabilities	57,756,116	34,681,239
Revenue	155,114,454	75,195,556
Net loss	$ (176,332,658)	(164,179,604)
Green Garden
Disclosure of associates [line items]
Ownership interest	40.00%
Balance at the beginning of the year	$ 427,399
Investment	109,700	500,000
Share of loss	(33,590)	(72,601)
Net book value	503,509	427,399
Current assets	15,242	27,218
Net loss	$ (83,976)	$ (181,501)
Lincoln
Disclosure of associates [line items]
Ownership interest	49.00%